Document and Entity Information	May 27, 2025
Details
Registrant CIK	0000019871
Document Type	8-K/A
Document Period End Date	May 27, 2025
Entity Registrant Name	Chicago Rivet & Machine Co.
Entity Incorporation, State or Country Code	IL
Securities Act File Number	000-01227
Entity Tax Identification Number	36-0904920
Entity Address, Address Line One	27755 Diehl Road
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Warrenville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60555
City Area Code	630
Local Phone Number	357-8500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $1.00 per share
Trading Symbol	CVR
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Amendment Flag	true
Amendment Description	This Amended Current Report on Form 8-K/A (this “Form 8-K/A”) amends the current report on Form 8-K that was filed by Chicago Rivet & Machine Co. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on June 2, 2025 (the “Original Report”), reporting the Company’s decision to: (a) dismiss Crowe LLP (“Crowe”) as its independent registered public accounting firm effective immediately; and (b) engage Cherry Bekaert (“CB”) as its independent registered public accounting firm for the fiscal year ending December 31, 2025, effective immediately. The Company provided Crowe with a copy of the disclosures made below in Item 4.01 and requested that Crowe furnish the Company with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the statements made below in Item 4.01. This Form 8-K/A is being filed to provide a copy of the letter from Crowe, dated June 9, 2025, which is included with this Form 8-K/A as Exhibit 16.1.
Former Address [Member]
Details
Entity Address, Address Line One	901 Frontenac Road
Entity Address, City or Town	Naperville
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60563